PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
Invesco Comstock Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.2%
Communication Services: 8.5%
27,368
Alphabet, Inc. - Class A
$ 4,232,188
1 .8
6,278
(1)
Charter
Communications, Inc.
- Class A
2,313,631
1 .0
58,349  Comcast Corp. - Class
A
2,153,078
0 .9
8,011  Meta Platforms, Inc.
- Class A
4,617,220
2 .0
6,135
T-Mobile US, Inc.
1,636,266
0 .7
44,658  Universal Music Group
NV
1,233,145
0 .6
21,739
Walt Disney Co.
2,145,639
0 .9
124,399
(1)
Warner Bros
Discovery, Inc.
1,334,801
0 .6
19,665,968
8 .5
Consumer Discretionary: 5.0%
4,623
Domino's Pizza, Inc.
2,124,037
0 .9
41,763
eBay, Inc.
2,828,608
1 .2
52,903  Las Vegas Sands
Corp.
2,043,643
0 .9
31,253  Restaurant Brands
International, Inc.
2,083,389
0 .9
25,506
Starbucks Corp.
2,501,883
1 .1
11,581,560
5 .0
Consumer Staples: 10.8%
34,332  Anheuser-Busch InBev
SA
2,110,787
0 .9
42,712
Coca-Cola Co.
3,059,033
1 .3
96,461
Keurig Dr Pepper, Inc.
3,300,895
1 .4
26,963
Kimberly-Clark Corp.
3,834,678
1 .7
30,150  Philip Morris
International, Inc.
4,785,710
2 .1
53,900  Reckitt Benckiser
Group PLC
3,644,764
1 .6
55,609
Sysco Corp.
4,172,899
1 .8
24,908,766
10 .8
Energy: 9.4%
8,765
Cheniere Energy, Inc.
2,028,221
0 .9
28,460
Chevron Corp.
4,761,073
2 .0
30,517
ConocoPhillips
3,204,895
1 .4
32,647
EQT Corp.
1,744,329
0 .7
25,017
Exxon Mobil Corp.
2,975,272
1 .3
11,476
Hess Corp.
1,833,062
0 .8
100,090
Suncor Energy, Inc.
3,875,485
1 .7
70,976
Tenaris SA
1,388,915
0 .6
21,811,252
9 .4
Financials: 19.1%
12,249
Allstate Corp.
2,536,400
1 .1
47,225  American International
Group, Inc.
4,105,741
1 .8
160,787
Bank of America Corp.
6,709,642
2 .9
49,377
Citigroup, Inc.
3,505,273
1 .5
85,874  Citizens Financial
Group, Inc.
3,518,258
1 .5
78,737
Fifth Third Bancorp
3,086,490
1 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,705  Goldman Sachs
Group, Inc.
$ 931,424
0 .4
225,073  Huntington
Bancshares, Inc.
3,378,346
1 .5
14,929
M&T Bank Corp.
2,668,559
1 .1
28,976
MetLife, Inc.
2,326,483
1 .0
5,425
Morgan Stanley
632,935
0 .3
42,822
State Street Corp.
3,833,854
1 .7
97,596
Wells Fargo & Co.
7,006,417
3 .0
44,239,822
19 .1
Health Care: 18.1%
23,541
AstraZeneca PLC
3,456,890
1 .5
31,869  Baxter International,
Inc.
1,090,876
0 .5
12,026  Becton Dickinson and
Co.
2,754,676
1 .2
30,470  Bristol-Myers Squibb
Co.
1,858,365
0 .8
77,940
CVS Health Corp.
5,280,435
2 .3
9,544
Elevance Health, Inc.
4,151,258
1 .8
20,597  GE HealthCare
Technologies, Inc.
1,662,384
0 .7
30,046
(1)
Henry Schein, Inc.
2,057,851
0 .9
5,003
Humana, Inc.
1,323,794
0 .6
6,947
(1)
ICON PLC
1,215,656
0 .5
7,313
(1)
IQVIA Holdings, Inc.
1,289,282
0 .6
23,772
Johnson & Johnson
3,942,348
1 .7
26,060
Medtronic PLC
2,341,752
1 .0
33,061
Merck & Co., Inc.
2,967,555
1 .3
76,488
Sanofi, ADR
4,242,024
1 .8
4,123  UnitedHealth Group,
Inc.
2,159,421
0 .9
41,794,567
18 .1
Industrials: 10.1%
8,000
Caterpillar, Inc.
2,638,400
1 .1
11,258
Eaton Corp. PLC
3,060,262
1 .3
28,884
Emerson Electric Co.
3,166,842
1 .4
14,773
FedEx Corp.
3,601,362
1 .6
8,587
General Electric Co.
1,718,688
0 .7
45,749  Johnson Controls
International PLC
3,664,952
1 .6
31,336
Textron, Inc.
2,264,026
1 .0
17,291  Westinghouse Air
Brake Technologies
Corp.
3,135,723
1 .4
23,250,255
10 .1
Information Technology: 10.6%
91,578
Cisco Systems, Inc.
5,651,279
2 .4
46,497  Cognizant Technology
Solutions Corp. - Class
A
3,557,021
1 .5
93,644
(1)
DXC Technology Co.
1,596,630
0 .7
6,584
(1)
F5, Inc.
1,753,122
0 .8
76,823
Intel Corp.
1,744,650
0 .7
14,139
Microsoft Corp.
5,307,639
2 .3
16,965  NXP Semiconductors
NV
3,224,368
1 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,730
Qualcomm, Inc.
$ 1,801,845
0 .8
24,636,554
10 .6
Materials: 3.1%
28,591  CF Industries
Holdings, Inc.
2,234,387
1 .0
45,544
Corteva, Inc.
2,866,084
1 .2
38,849
International Paper Co.
2,072,594
0 .9
7,173,065
3 .1
Real Estate: 0.4%
4,082  SBA Communications
Corp.
898,081
0 .4
Utilities: 3.1%
51,004
Dominion Energy, Inc.
2,859,794
1 .2
12,036
Evergy, Inc.
829,882
0 .4
49,351
Sempra Energy
3,521,688
1 .5
7,211,364
3 .1
Total Common Stock
(Cost $185,699,969)
227,171,254
98 .2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.8%
Mutual Funds: 1.8%
4,259,481
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $4,259,481) $ 4,259,481 1 .8
Total Short-Term
Investments
(Cost $4,259,481)
4,259,481
1 .8
Total Investments in
Securities
(Cost $189,959,450) $ 231,430,735 100 .0
Liabilities in Excess
of Other Assets (61,407) 0.0
Net Assets $ 231,369,328 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 18,432,823 $ 1,233,145 $ — $ 19,665,968
Consumer Discretionary 11,581,560 — — 11,581,560
Consumer Staples 19,153,215 5,755,551 — 24,908,766
Energy 20,422,337 1,388,915 — 21,811,252
Financials 44,239,822 — — 44,239,822
Health Care 38,337,677 3,456,890 — 41,794,567
Industrials 23,250,255 — — 23,250,255
Information Technology 24,636,554 — — 24,636,554
Materials 7,173,065 — — 7,173,065
Real Estate 898,081 — — 898,081
Utilities 7,211,364 — — 7,211,364
Total Common Stock 215,336,753 11,834,501 — 227,171,254
Short-Term Investments 4,259,481 — — 4,259,481
Total Investments, at fair value $ 219,596,234 $ 11,834,501 $ — $ 231,430,735
Other Financial Instruments+
Forward Foreign Currency Contracts — 3,304 — 3,304
Total Assets $ 219,596,234 $ 11,837,805 $ — $ 231,434,039
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (158,068) $ — $ (158,068)
Total Liabilities $ — $ (158,068) $ — $ (158,068)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following forward foreign currency contracts were outstanding for VY
®
Invesco Comstock Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 88,089 USD 94,724 Barclays Bank PLC 04/10/25 $ 568
USD 95,801 EUR 88,648 Barclays Bank PLC 04/10/25 (96)
USD 84,948 CAD 121,361 CIBC World Markets Corp. 04/10/25 580
USD 2,483,655 CAD 3,601,167 CIBC World Markets Corp. 04/10/25 (19,784)
USD 3,699,099 GBP 2,895,779 CIBC World Markets Corp. 04/10/25 (41,464)
USD 155,448 CAD 222,116 Deutsche Bank AG 04/10/25 1,039
GBP 66,261 USD 85,792 Deutsche Bank AG 04/10/25 (199)
GBP 99,025 USD 128,420 Deutsche Bank AG 04/10/25 (507)
EUR 112,464 USD 122,675 Deutsche Bank AG 04/10/25 (1,015)
USD 247,286 CAD 354,111 Goldman Sachs International 04/10/25 1,117
CAD 119,802 USD 83,455 JPMorgan Chase Bank N.A. 04/10/25 (171)
USD 138,902 CAD 200,436 Royal Bank of Canada 04/10/25 (436)
CAD 137,264 USD 95,894 Royal Bank of Canada 04/10/25 (472)
USD 4,553,911 EUR 4,296,515 Royal Bank of Canada 04/10/25 (93,924)
$ (154,764)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 46,664,129
Gross Unrealized Depreciation (5,192,844)
Net Unrealized Appreciation $ 41,471,285